Expense Example - Nomura Transformational Technologies ETF - Nomura Transformational Technologies ETF	Jan. 07, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	$ 208